UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20546

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: December 31, 1999

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
THIS AMENDEMENT (CHECK ONLY ONE.). [ ] IS A RESTATMENT.
[ ] adds new entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:			RABORN & CO., INC.
ADDRESS:		777 EAST ATLANTIC AVE.
			SUITE 301
			DELRAY BEACH, FL   33483

13F FILE NUMBER:

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE
PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON
SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL
INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL RQUIRED ITEMS, STATEMENT,
SCHEDULES, LISTS AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:			DOUGLAS K. RABORN
TITLE:		CEO, PORTFOLIO MANAGER
PHONE:		561-278-5555
SIGNATURE, PLACE, AND DATE OF SIGNING:

DOUGLAS K. RABORN 	DELRAY BEACH, FL 	Dec. 31, 1999
REPORT TYPE (CHECK ONLY ONE.):

[X]  13F HOLDING REPORT.

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT.

LIST OF OTHER MANAGAER REPORTING FOR THIS MANAGER:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGER:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL:
FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHERS INCLUDED MANAGERS:
NO.  13 F FILE NUMBER NAME

RABORN & CO., INC.
FORM 13F
Dec. 31, 1999
                                      									VOTING AUTHORITY
									                                          	NONE
ABBOTT LAB	       COM	002824100 472  13000 SH   SOLE	 13000
ANSWERTHINK    	  COM	036916104	3416 99728 sh   SOLE		99728
BANC ONE       	  COM	06423a103 237  7402  SH   SOLE  7402
Bemis Comp        COM 081437105 206  5920  SH   SOLE  5920
Cardinal Health   COM 14149y108 2849 59500 SH   SOLE  59500
CHASE MANHATTAN   COM	16161A108	1342 17275 SH   SOLE 17275
CHEVRON CORP	     COM	166751107 239 	2760  SH   SOLE 2760
CITIGROUP INC	    COM	172967101 6923 124312 SH  SOLE		124312
COCA-COLA         COM	191216100 280 	4800  SH   SOLE		4800
Colgate Palmolive COM 194162103 260  4000 SH    SOLE  4000
Dupont            COM 263534109 213  3240 SH    SOLE  3240
EMERSON ELECT	    COM	291011104	429 	7472  SH   SOLE		7472
EXXON	 Moblie    	COM 30231g102 979  12156 SH   SOLE  12156
GTE               COM 362320103 332 4710 SH     SOLE 4710
GENERAL ELEC	     COM	369604103	1655	10692 SH   SOLE		10692
Hewlett Packard   COM 428236103 2653 23325 SH   SOLE  23325
IBM		             COM	459200101	302 	2800 SH    SOLE		2800
INTEL             COM 458140100 3188 38733 SH   SOLE 38733
JW GENESIS        COM 482227105 3736 127200SH   SOLE 127200
LUCENT TECH	      COM	549463107	2001 26675 SH   SOLE		26675
MARSHALL&ISLEY    COM	571834100	230 	3663  SH   SOLE		3663
MAYTAG	          	COM	578592107	1643	34225 SH   SOLE 34225
MICRON TECH       COM 595112103 2549 32779 SH   SOLE 32779
Microsoft         COM 594918104 221
ESOTA MIN     COM	604059105	211   	2200  SH   SOLE		2200
MOBIL 	          	COM	607059102	292   	2900  SH   SOLE		2900
PROCTOR&GAMBLE    COM	742718109	420   	4480  SH   SOLE		4480
QUARKER OATS     	COM	747402105	214    3456  SH   SOLE		3456
SALTON	          	COM	795757103	7466  	240849 SH  SOLE	 240849
SOURCE INFO      	COM	836151209	6931   488535 SH  SOLE	 488535
SOUTH TRUST      	COM	844730101 219   	6100  SH   SOLE		6100
SUN MICRO	        COM	866810104	4543   48850 SH   SOLE		48850
TEXAS INSTR       COM 882508104 230    2800  SH   SOLE		2800
TITAN CORP       	COM	888266103	7987  555645 SH   SOLE		555645
WALGREENS        	COM	931422109	837	  33000 SH   SOLE		33000
WARNER LAMBERT    COM	934488107	2378  35825 SH   SOLE  35825

REPORT SUMMARY	39 DATA RECORDS	68474		0 OTHER MANAGERS ON WHOSE BEHALF REPO